Fair Value of Stock Options Under Black Scholes Option Pricing Model Based on Closing Stock Price on Date of Grant (Detail) (USD $)	1 Months Ended	3 Months Ended			1 Months Ended
	Oct. 29, 2012	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	May 21, 2013
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Exercise Price		$ 4.70	$ 0.04	$ 4.10
Expected term (in years)	60 months	6 years	3 years	4 years 7 months 2 days
Volatility		67.20%	29.70%	26.00%
Dividends		0.00%	0.00%	0.00%
Interest rate		1.40%	0.60%	0.50%
Mr Mark Meyers [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Expected term (in years)			3 years	3 years
Volatility			29.70%	17.40%
Dividends			0.00%	0.00%
Interest rate			0.50%	0.82%
Mr David Schmidt [Member] | Equity Option [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Exercise Price					$ 5.00
Expected term (in years)					3 years
Volatility					29.70%
Dividends					0.00%
Interest rate					0.64%